Basis of Presentation and Summary of Significant Accounting Policies, Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Intangible Assets [Abstract]
Acquisitions	$ 22	$ 38
Accumulated Amortization [Abstract]
Accumulated amortization, beginning balance	(1,740)	(1,527)
Foreign currency translation adjustment	(38)	(21)
Amortization expense	(186)	(192)
Accumulated amortization, ending balance	(1,964)	(1,740)
Intangible Assets, Net [Abstract]
Intangible assets, net, beginning balance	1,413	1,514
Foreign currency translation adjustment	44	53
Acquisitions	22	38
Intangible assets, net, ending balance	1,293	1,413
Intangible Assets [Abstract]
Impairment of indefinite-lived trade names	0	0
Future Amortization Expense for Definite Lived Intangibles [Abstract]
2025	180
2026	170
2027	138
2028	124
2029	110
Customer Relationships [Member]
Intangible Assets [Abstract]
Intangible assets, beginning balance	2,646	2,548
Foreign currency translation adjustment	69	63
Acquisitions	18	35
Intangible assets, ending balance	2,733	2,646
Intangible Assets, Net [Abstract]
Acquisitions	$ 18	35
Customer Relationships [Member] | Minimum [Member]
Intangible Assets [Abstract]
Useful life	5 years
Customer Relationships [Member] | Maximum [Member]
Intangible Assets [Abstract]
Useful life	17 years
Trademarks [Member]
Intangible Assets [Abstract]
Intangible assets, beginning balance	$ 463	449
Foreign currency translation adjustment	13	11
Acquisitions	1	3
Intangible assets, ending balance	477	463
Intangible Assets, Net [Abstract]
Acquisitions	1	3
Intangible Assets [Abstract]
Indefinite lived intangible assets	$ 207
Trademarks [Member] | Maximum [Member]
Intangible Assets [Abstract]
Useful life	15 years
Other Intangibles [Member]
Intangible Assets [Abstract]
Intangible assets, beginning balance	$ 44	44
Acquisitions	3
Intangible assets, ending balance	47	$ 44
Intangible Assets, Net [Abstract]
Acquisitions	$ 3
Other Intangibles [Member] | Minimum [Member]
Intangible Assets [Abstract]
Useful life	5 years
Other Intangibles [Member] | Maximum [Member]
Intangible Assets [Abstract]
Useful life	14 years